FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Risk Management [Abstract]
Disclosure of exposure to commodity price risk [Table Text Block]

As at December 31,
2020		2019
Copper increase/decrease by US$0.37/lb. (2019: US$0.28/lb.)[1]	9,542	7,992

[1]The analysis is based on the assumption that the year-end copper price increases/decreases 10 percent with all other variables held constant. At December 31, 2020, 20 million (2019: 22 million) pounds of copper in concentrate were exposed to copper price movements. The closing exchange rate at December 31, 2020 of CAD/USD 1.27 (2019: 1.30) was used in the analysis.

Disclosure of impact on earnings after tax and equity [Table Text Block]
	Years ended December 31,
	2020	2019
Fair value sensitivity for fixed-rate instruments
Senior secured notes	(1,696)	(1,768)
Lease liabilities	(61)	(149)
Lease related obligations	(83)	(44)
Secured equipment loans	(142)	(134)
	(1,982)	(2,095)
Cash flow sensitivity for variable-rate instruments
Cash and equivalents	617	386

Disclosure of changes in assets and liabilities on basis of strengthening CAD against USD [Table Text Block]
	Years ended December 31,
	2020	2019
Cash and equivalents	(6,213)	(2,803)
Accounts receivable	(412)	(824)
Accounts payable and accrued liabilities	563	587
Senior secured notes	23,321	23,790
Equipment loans	414	527
Lease liabilities	40	62

Disclosure of fair value measurement of assets [Table Text Block]
	Level 1	Level 2	Level 3	Total
December 31, 2020
Financial assets designated as FVPL
Derivative asset copper call options	—	1,514	—	1,514
Derivative asset fuel call options	—	278	—	278
	—	1,792	—	1,792
Financial assets designated as FVOCI
Marketable securities	1,791	—	—	1,791
Investment in subscription receipts	—	—	1,200	1,200
Reclamation deposits	2,825	—	—	2,825
	4,616	—	1,200	5,816
December 31, 2019
Financial assets designated as FVOCI
Marketable securities	730	—	—	730
Investment in subscription receipts	—	—	2,400	2,400
Reclamation deposits	3,083	—	—	3,083
	3,813	—	2,400	6,213

Disclosure of capital management [Table Text Block]
	As at December 31,
	2020	2019
Cash	(85,110)	(53,198)
Current portion of long-term debt	17,617	16,460
Long-term debt	345,787	357,025
Net debt	278,294	320,287
Shareholders' equity	317,372	301,686